Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Vessels (Note 8)	$ 3,057,933	$ 2,967,787
Assets under construction (Note 8)	228,429	181,293
Right-of-use assets (Note 8)	21,493	29,001
Other tangible assets (Note 8)	762	1,218
Intangible assets (Note 9)	15,746	186
Receivables (Note 11)	34,825	55,639
Investments in equity accounted investees (Note 26)	1,423	72,446
Deferred tax assets (Note 10)	1,403	1,546
Total non-current assets	3,362,014	3,309,116
Current assets
Bunker inventory (Note 12)	41,643	69,035
Non-current assets held for sale (Note 3)	18,459	0
Trade and other receivables (Note 13)	366,789	237,745
Current tax assets	239	99
Cash and cash equivalents (Note 14)	179,929	152,528
Total current assets	607,059	459,407
TOTAL ASSETS	3,969,073	3,768,523
Equity
Share capital (Note 15)	239,148	239,148
Share premium (Note 15)	1,678,336	1,702,549
Translation reserve	(24)	453
Hedging reserve (Note 15)	33,053	2,396
Treasury shares (Note 15)	(163,024)	(164,104)
Retained earnings	385,976	180,140
Equity attributable to owners of the Company	2,173,465	1,960,582
Non-current liabilities
Bank loans (Note 17)	1,264,243	1,175,835
Other notes (Note 17)	197,556	196,895
Other borrowings (Note 17)	71,011	86,198
Lease liabilities (Note 17)	5,824	16,759
Other payables (Note 19)	404	3,490
Employee benefits (Note 18)	1,635	6,839
Provisions (Note 22)	597	892
Total non-current liabilities	1,541,270	1,486,908
Current liabilities
Trade and other payables (Note 19)	90,469	83,912
Current tax liabilities	5,927	366
Bank loans (Note 17)	68,941	29,313
Other notes (Note 17)	0	67,025
Other borrowings (Note 17)	65,851	117,863
Lease liabilities (Note 17)	22,855	22,292
Provisions (Note 22)	295	262
Total current liabilities	254,338	321,033
TOTAL EQUITY and LIABILITIES	$ 3,969,073	$ 3,768,523